SECURITIES ACT FILE NO. 33-91706
                                                SECURITIES ACT FILE NO. 33-56094

                             ING INTERNATIONAL FUNDS

                        SUPPLEMENT DATED AUGUST 14, 2002
                           TO THE CLASS A, B, C AND M
                ING INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS
                       PROSPECTUS DATED MARCH 1, 2002 AND
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002,
                         AS SUPPLEMENTED APRIL 11, 2002

REORGANIZATION OF ING ASIA-PACIFIC EQUITY FUND INTO ING EMERGING COUNTRIES FUND.

     1. On July 22, 2002, shareholders approved the reorganization of Asia Pacific Equity Fund into Emerging Countries Fund. The reorganization was completed on August 2, 2002; therefore, shares of the Asia-Pacific Equity Fund are no longer being offered. All references to the Asia-Pacific Equity Fund in the Prospectus and SAI are hereby deleted.

                  CLASS M SHARES OF ING EMERGING COUNTRIES FUND

     1. On February 26, 2002, the Board of Trustees approved the establishment and designation of Class M Shares of the ING Emerging Countries Fund.

     2. In the table entitled "Operating Expenses Paid Each Year by the Funds," the information under "Class M" on page 29 of the Prospectus is deleted and replaced with the following language:

CLASS M

                            DISTRIBUTION                TOTAL
                             AND SERVICE                 FUND           WAIVERS,
               MANAGEMENT     (12b-1)       OTHER     OPERATING     REIMBURSEMENTS       NET
FUND              FEE           FEES       EXPENSES    EXPENSES    AND RECOUPMENT(2)   EXPENSES
----              ---           ----       --------    --------    -----------------   --------
Emerging
Countries    %   1.25            0.75       0.75(7)      2.75            -0.10           2.65

----------
(2) ING Investments has entered into written expense limitation agreements with each Fund which it advises, except International Value Fund, under which excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement by ING Investments within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments for all Funds shown under the heading "Waivers, Reimbursements, and Recoupments"; the information for the International Fund and Class M of Emerging Countries Fund is the amount proposed to be reimbursed. The expense limits for each Fund, except International Fund, will continue through at least October 31, 2003. The expense limitations are contractual and, except for International Fund, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation at least 90 days prior to the end of the term or upon termination of the investment management agreement. Pursuant to a side agreement dated May 24, 2002, the current expense limit for International Fund will continue through at least June 30, 2003. If after June 30, 2003, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under the Fund's current expense limitation agreement of 2.75%, 3.50% and 3.50% for Class A, B and C respectively. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the International SmallCap Growth Fund.
(7) Class M shares for the Emerging Countries Fund are new. Expenses are estimated based on Class A expenses as adjusted for contractual expenses with respect to Class M shares.

3. In the table entitled "Examples," the information under "Class M" on page 31 of the Prospectus is deleted and replaced with the following language:

CLASS M

FUND                           1 YEAR       3 YEARS       5 YEARS      10 YEARS
----                           ------       -------       -------      --------
Emerging Countries               618         1,173         1,754         3,322


     4. The information contained in the Shareholder Guide on page 32 of the prospectus under the heading entitled "Class M" is deleted and replaced with the following language:

CLASS M

     * Lower front-end sales charge than Class A, as described on the next page.
     *    Distribution and service (12b-1) fees are 0.75%.
     * No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.
     *    Offered only by Emerging Countries Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

     5. The table entitled "Class M" on page 33 of the Prospectus is deleted and replaced with the following:

CLASS M

Class M shares are sold subject to the following sales charge.

                                                    EMERGING COUNTRIES FUND
                                                -------------------------------
                                                AS A % OF THE     AS A % OF NET
     YOUR INVESTMENT                            OFFERING PRICE     ASSET VALUE
     ---------------                            --------------     -----------
     Less than $50,000                               3.50              3.63
     $50,000 - $99,999                               2.50              2.56
     $100,000 - $249,999                             1.50              1.52
     $250,000 - $499,999                             1.00              1.01
     $500,000 and over                               none              none

     6. The table entitled "Expense Limitation Agreements" on page 32 of the Statement of Additional Information is deleted and replaced with the following:

                          EXPENSE LIMITATION AGREEMENTS

     The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of these Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed:

FUNDS                                 CLASS A    CLASS B    CLASS C    CLASS I   CLASS M       CLASS Q
-----                                 -------    -------    -------    -------   -------       -------
Emerging Countries Fund                2.25%      2.90%      2.90%      N/A        2.65%         2.15%
European Equity Fund                   1.90%      2.65%      2.65%      N/A         N/A           N/A
Global Communications Fund             1.70%      2.45%      2.45%      N/A         N/A           N/A
Global Real Estate Fund                1.75%      2.50%      2.50%      N/A         N/A          1.75%
Global Technology Fund                 1.95%      2.70%      2.70%     1.70%        N/A           N/A
International Core Growth Fund         1.95%      2.60%      2.60%      N/A         N/A          1.85%
International Fund                     1.80%      2.55%      2.55%     1.45%        N/A          1.70%
International SmallCap Growth Fund     1.95%      2.60%      2.60%      N/A         N/A          1.85%
Precious Metals Fund                   2.75%       N/A        N/A       N/A         N/A           N/A
Russia Fund                            3.35%       N/A        N/A       N/A         N/A           N/A
Worldwide Growth Fund                  1.85%      2.50%      2.50%      N/A         N/A          1.75%

     Each Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements. NACM will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to International SmallCap Growth Fund for which it serves as Sub-Adviser, and will receive 50% of any recoupment amount with respect to such Fund.


     7. The table entitled "Rule 12b-1 Plans" on page 36 of the Statement of Additional Information is deleted and replaced with the following:

                                RULE 12b-1 PLANS

Each Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by each Fund ("Rule 12b-1 Plans"). The ING Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class M and Class Q shares in amounts as set forth in the following table. The ING Funds do not have a 12b-1 Plan with respect to the Institutional Class (Class I).

                                                FEES BASED ON AVERAGE DAILY NET ASSETS
                                       ------------------------------------------------------
           NAME OF FUND                CLASS A     CLASS B    CLASS C    CLASS M     CLASS Q
           ------------                -------     -------    -------    -------     -------
International Core Growth Fund          0.35%       1.00%      1.00%       N/A        0.25%
Worldwide Growth Fund                   0.35%       1.00%      1.00%       N/A        0.25%
International SmallCap Growth Fund      0.35%       1.00%      1.00%       N/A        0.25%
Emerging Countries Fund                 0.35%       1.00%      1.00%      0.75%       0.25%
Precious Metals Fund                    0.25%        N/A        N/A        N/A         N/A
Russia Fund                             0.25%        N/A        N/A        N/A         N/A
International Fund                      0.25%       1.00%      1.00%       N/A        0.25%
International Value Fund                0.30%       1.00%      1.00%       N/A        0.25%
Global Technology Fund                  0.35%       1.00%      1.00%       N/A         N/A
Global Communications Fund              0.35%       1.00%      1.00%       N/A         N/A
Global Real Estate Fund                 0.25%       1.00%      1.00%       N/A        0.25%
European Equity Fund                    0.35%       1.00%      1.00%       N/A         N/A

These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, Class M and Class Q shares of the ING Funds, including payments to dealers for selling shares of the ING Funds and for servicing shareholders of these classes of the ING Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% for Class C, and 0.65% for Class M. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class M shares. In addition, a 0.25% fee may be paid on Class Q shares. With respect to each 12b-1 Plan, the Distributor shall receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE